Leases (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets	Right-of-use assets are presented in Property, plant and equipment in the statements of financial position.

For the year ended December 31, 2024	Note	Network infrastructure and equipment	Land and buildings	Total
Cost
January 1, 2024		4,271	4,774	9,045
Additions		444	327	771
Transfers		(245)	(5)	(250)
Business acquisitions		—	140	140
Lease terminations		(49)	(141)	(190)
Impairment losses recognized in earnings	8	—	(86)	(86)
Reclassified to assets held for sale	16	—	(10)	(10)
December 31, 2024		4,421	4,999	9,420
Accumulated depreciation
January 1, 2024		2,103	2,216	4,319
Depreciation		464	384	848
Transfers		(135)	2	(133)
Lease terminations		(35)	(132)	(167)
December 31, 2024		2,397	2,470	4,867
Net carrying amount
January 1, 2024		2,168	2,558	4,726
December 31, 2024		2,024	2,529	4,553

For the year ended December 31, 2023	Note	Network infrastructure and equipment	Land and buildings	Total
Cost
January 1, 2023		3,693	4,119	7,812
Additions		832	729	1,561
Transfers		(215)	(4)	(219)
Business disposition		—	(20)	(20)
Lease terminations		(37)	(15)	(52)
Impairment losses recognized in earnings	8	—	(30)	(30)
Reclassified to assets held for sale	16	(2)	(5)	(7)
December 31, 2023		4,271	4,774	9,045
Accumulated depreciation
January 1, 2023		1,804	1,858	3,662
Depreciation		425	364	789
Transfers		(113)	(1)	(114)
Business disposition		—	(3)	(3)
Lease terminations		(13)	(2)	(15)
December 31, 2023		2,103	2,216	4,319
Net carrying amount
January 1, 2023		1,889	2,261	4,150
December 31, 2023		2,168	2,558	4,726

Disclosure of additional information about leasing activities for lessee
The following table provides the expenses related to leases recognized in net earnings.

For the year ended December 31	2024	2023
Interest expense on lease liabilities	218	193
Variable lease payment expenses not included in the measurement of lease liabilities	116	126
Expenses for leases of low value assets	69	63
Expenses for short-term leases	31	29